Annual Total Returns[BarChart] - Invesco DWA Financial Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.65%)	20.00%	40.25%	6.22%	1.14%	2.17%	14.82%	(16.66%)	36.63%	13.47%